Main consolidated entities	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Main consolidated entities

NOTE 18   Main consolidated entities

At December 31, 2018, the scope of consolidation consisted of 423 entities.

The main changes in the scope of consolidation in 2018 are set out in Note 3.

As regards subsidiaries with minority interests:

–  financial statements for Orange Polska Group,  Sonatel Group, Jordan Telecom Group, Orange Belgium Group and Business & Decision Group are respectively published to the Warsaw Stock Exchange, the Regional Stock Exchange (BRVM), the Amman Stock Exchange, the Brussels Stock Exchange and the Paris Stock Exchange, those companies being quoted;

–  the others subsidiaries are not significant compared to Orange’s financial data. Consequently, financial information is not presented for these subsidiaries in the notes to Orange’s consolidated financial statements.

Pursuant to ANC Regulation No. 2016-09 of December 2, 2016, the complete list of the companies included in the scope of consolidation, the companies left out of the scope of consolidation and the non-consolidated equity investments, is available on the Group's website (https://www.orange.com/en/Investors/Regulated-information).

The list of the principal operating entities shown below was determined based on their contributions to the following financial indicators: revenue and reported EBITDA.

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Orange SA – Business Unit France	100.00	France
Orange Caraïbe	100.00	France
Générale de Téléphone	100.00	France
Spain	% Interest	Country
Orange Espagne and its subsidiaries	100.00	Spain
Europe	% Interest	Country
Orange Belgium	52.91	Belgium
Orange Communications Luxembourg	52.91	Luxembourg
Orange Moldova	94.42	Moldova
Orange Polska and its subsidiaries	50.67	Poland
Orange Romania	99.20	Romania
Orange Slovensko	100.00	Slovakia
Africa & Middle-East	% Interest	Country
Orange Burkina Faso	86.44	Burkina Faso
Orange Cameroon	94.40	Cameroon
Orange RDC	100.00	Congo
Orange Côte d'Ivoire	72.87	Côte d’Ivoire
Orange Egypt for Telecommunications and its subsidiaries	99.96	Egypt
Orange Guinée (1)	38.17	Guinea
Orange Bissau (1)	38.10	Guinea-Bissau
Jordan Telecom and its subsidiaries	51.00	Jordan
Orange Mali (1)	29.65	Mali
Médi Telecom	49.00	Morocco
Sonatel (1)	42.33	Senegal
Sonatel Mobiles (1)	42.33	Senegal
Enterprise	% Interest	Country
Orange SA – Business Unit Enterprise	100.00	France
Globecast Holding and its subsidiaries	100.00	France
Orange Business Services SA and its subsidiaries	100.00	France
Business & Decision and its subsidiaries	88.20	France
Basefarm and its subsidiaries	100.00	Norway
Orange Business Services Participations and its subsidiaries	100.00	United Kingdom
International Carriers & Shared Services	% Interest	Country
Orange SA - Business Unit IC&SS	100.00	France
FT IMMO H	100.00	France
Orange Marine	100.00	France
Orange Studio	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom
Orange Bank	% Interest	Country
Orange Bank	65.00	France

(1)

Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005 (Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group).